Consolidated Statements of Cash Flows (Interim Period Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income	$ 4,405,588	$ 3,819,759	$ 5,060,504	$ 3,931,443
Adjustments to reconcile net income to net cash provided by operating activities-
Provision for loan losses	776,664	1,649,994	2,149,992	2,558,328
Provision for loss on other real estate owned	662,918	1,195,288	2,345,267	147,178
Depreciation and amortization	805,823	884,595	1,172,625	1,060,108
Net amortization of premiums and discounts on securities	868,639	1,109,664	1,468,338	1,617,464
Gains on sales of securities available for sale			(313,004)	0
Gains (losses) on sales of other real estate owned	(292,170)		13,347	48,459
Gains on sales of loans held for sale	(1,852,821)	(1,472,502)	(1,862,219)	(1,776,154)
Originations of loans held for sale	(114,126,927)	(128,302,763)	(178,044,892)	(139,478,341)
Proceeds from sales of loans held for sale	137,972,505	126,526,811	163,180,960	143,239,614
Income on Bank – owned life insurance	(348,206)	(337,374)	(447,525)	(404,338)
Share-based compensation expense	380,471	336,898	474,758	426,730
Deferred Tax Benefit			(1,792,342)	(218,835)
Decrease (increase) in accrued interest receivable	728,564	318,198	124,749	(588,093)
(Increase) decrease in other assets	925,461	(122,026)	(16,584)	(305,131)
Decrease in accrued interest payable	(269,852)	(263,258)	(128,732)	(340,942)
Increase (decrease) in accrued expenses and other liabilities	517,255	(35,727)	1,026,726	(306,984)
Net cash provided by operating activities	31,153,912	5,307,557	(5,588,032)	9,610,506
INVESTING ACTIVITIES:
Available for sale	(16,947,137)	(31,800,023)	(57,242,330)	(69,849,189)
Held to maturity	(62,560,993)	(6,602,385)	(6,602,385)	(97,428,222)
Available for sale	20,423,187	28,843,391	34,468,644	62,413,278
Held to maturity	27,488,848	24,829,152	31,924,139	35,622,119
Proceeds from sales of securities available for sale			6,074,598	0
Net (increase) decrease in loans	155,845,716	(22,860,591)	(47,469,331)	(75,323,683)
Purchase of bank-owned life insurance			(1,000,000)	(1,700,000)
Capital expenditures	(147,040)	(815,581)	(1,095,649)	(540,632)
Additional investment in other real estate owned	(11,500)	(144,454)	(141,050)	(733,902)
Proceeds from sales of other real estate owned	7,183,854	1,686,389	2,412,798	2,934,480
Cash consideration received in connection with acquisition of branches			0	101,539,588
Net cash provided by (used in)investing activities	131,274,935	(6,864,102)	(38,670,566)	(43,066,163)
FINANCING ACTIVITIES:
Exercise of stock options and issuance of vested shares	603,342	456,761	484,046	336,355
Purchase of Treasury Stock	(116,451)	(80,344)	(122,570)	(33,063)
Net increase (decrease) in demand, savings and time deposits	(20,745,521)	37,135,047	83,826,990	(31,762,877)
Net (decrease) in borrowings	(32,400,000)	(37,150,000)	(45,900,000)	62,400,000
Net proceeds from issuance of common stock through Shareholder's Rights Plan			4,819,794	0
Net cash (used in) provided by financing activities	(52,658,630)	361,464	43,108,260	30,940,415
Increase (decrease) in cash and cash equivalents	109,770,217	(1,195,081)	(1,150,338)	(2,515,242)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	14,044,921	15,195,259	15,195,259	17,710,501
AT END OF PERIOD	123,815,138	14,000,178	14,044,921	15,195,259
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest	3,512,789	4,188,477	5,279,874	7,128,306
Income taxes	1,721,000	1,787,000	3,177,000	1,774,256
Real estate acquired in full satisfaction of loans in foreclosure	$ 2,311,225	$ 553,762	$ 553,762	$ 9,954,598